Supplemental Oil and Gas Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Extractive Industries [Abstract]
Schedule of Capitalized Costs Relating to Oil and Natural Gas Producing Activities

The total amount of capitalized costs relating to oil and natural gas producing activities and the total amount of related accumulated depreciation, depletion and amortization is as follows at the dates indicated.

	Years Ended December 31,
	2014	2013	2012
	(In thousands)
Evaluated oil and natural gas properties	$3,329,338	$2,077,344	$1,849,457
Support equipment and facilities	185,997	5,910	5,760
Unevaluated oil and natural gas properties	—	1,960	6,964
Accumulated depletion, depreciation, and amortization	(1,057,398)	(462,742)	(345,579)
Total	$2,457,937	$1,622,472	$1,516,602

Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development Activities

Costs incurred in property acquisition, exploration and development activities were as follows for the periods indicated:

	Years Ended December 31,
	2014	2013	2012
	(In thousands)
Property acquisition costs, proved	$983,076	$37,786	$278,246
Property acquisition costs, unproved	720	—	—
Exploration	—	—	42,430
Development (1)	306,751	164,920	99,395
Total	$1,290,547	$202,706	$420,071

(1) Amounts do not include costs for SPBPC and related support equipment.

Schedule of Product Prices Used for Valuing the Reserves

The weighted-average benchmark product prices used for valuing the reserves are based upon the average of the first-day-of-the-month price for each month within the period January through December of each year presented:

	2014	2013	2012
Oil ($/Bbl):
WTI (1)	$91.48	$93.42	$91.22

NGL ($/Bbl):
WTI (1)	$91.48	$93.42	$91.27

Natural Gas ($/MMbtu):
Henry Hub (2)	$4.35	$3.67	$2.76

(1)      The weighted average WTI price was adjusted by lease for quality, transportation fees, and a regional price differential.

(2)      The weighted average Henry Hub price was adjusted by lease for energy content, compression charges, transportation fees, and regional price differentials.

Schedule of Net Reserves

The following tables set forth estimates of the net reserves as of December 31, 2014, 2013 and 2012, respectively:

	Year Ended December 31, 2014
	Oil	Gas	NGLs	Equivalent
	(MBbls)	(MMcf)	(MBbls)	(MMcfe)
Proved developed and undeveloped reserves:
Beginning of year	39,635	737,908	35,794	1,190,484
Extensions and discoveries	849	12,783	711	22,145
Purchase of minerals in place	69,095	13,036	22,351	561,713
Production	(3,134)	(48,721)	(2,498)	(82,518)
Revision of previous estimates	(6,187)	12,210	2,676	(8,864)
End of year	100,258	727,216	59,034	1,682,960

Proved developed reserves:
Beginning of year	22,429	427,983	17,637	668,381
End of year	54,723	417,247	37,260	969,141

Proved undeveloped reserves:
Beginning of year	17,206	309,925	18,157	522,103
End of year	45,535	309,969	21,774	713,819

	Year Ended December 31, 2013
	Oil	Gas	NGLs	Equivalent
	(MBbls)	(MMcf)	(MBbls)	(MMcfe)
Proved developed and undeveloped reserves:
Beginning of year	40,822	794,369	39,554	1,276,625
Extensions and discoveries	5,814	85,455	4,353	146,463
Purchase of minerals in place	119	16,294	258	18,554
Production	(1,797)	(41,287)	(1,806)	(62,910)
Revision of previous estimates	(5,323)	(116,923)	(6,565)	(188,248)
End of year	39,635	737,908	35,794	1,190,484

Proved developed reserves:
Beginning of year	24,784	441,858	18,060	698,922
End of year	22,429	427,983	17,637	668,381

Proved undeveloped reserves:
Beginning of year	16,038	352,511	21,494	577,703
End of year	17,206	309,925	18,157	522,103

	Year Ended December 31, 2012
	Oil	Gas	NGLs	Equivalent
	(MBbls)	(MMcf)	(MBbls)	(MMcfe)
Proved developed and undeveloped reserves:
Beginning of year	31,630	1,138,112	50,245	1,629,362
Extensions and discoveries	7,618	29,824	1,697	85,714
Purchase of minerals in place	11,336	113,617	7,095	224,203
Production	(1,565)	(38,129)	(830)	(52,499)
Sales of minerals in place	(4,214)	(4,214)	—	(29,498)
Revision of previous estimates	(3,983)	(444,841)	(18,653)	(580,657)
End of year	40,822	794,369	39,554	1,276,625

Proved developed reserves:
Beginning of year	19,535	470,116	11,045	653,596
End of year	24,784	441,858	18,060	698,922

Proved undeveloped reserves:
Beginning of year	12,095	667,996	39,200	975,766
End of year	16,038	352,511	21,494	577,703

Standardized Measure of Discounted Future Net Cash Flows

The standardized measure of discounted future net cash flows is as follows:

	Years Ended December 31,
	2014	2013	2012
	(In thousands)
Future cash inflows	$14,190,450	$7,672,312	$7,478,131
Future production costs	(4,821,051)	(2,963,146)	(2,537,077)
Future development costs	(1,455,926)	(901,374)	(818,228)
Future income tax expense (1)	(119,675)	—	—
Future net cash flows for estimated timing of cash flows	7,793,798	3,807,792	4,122,826
10% annual discount for estimated timing of cash flows	(4,881,811)	(2,089,588)	(2,350,586)
Standardized measure of discounted future net cash flows	$2,911,987	$1,718,204	$1,772,240

(1)

We are subject to the Texas margin tax which has a maximum effective rate of 0.7% of gross income apportioned to Texas. Due to immateriality we have excluded the impact of this tax for the years ended December 31, 2014, 2013 and 2012. Amount relates to Classic since its reserves were a part of a taxable entity for federal income state purposes at December 31, 2014.

Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves

The following is a summary of the changes in the standardized measure of discounted future net cash flows for the proved oil and natural gas reserves during each of the years in the three year period ended December 31, 2014:

	Years Ended December 31,
	2014	2013	2012
	(In thousands)
Beginning of year	$1,718,204	$1,772,240	$2,261,764
Sale of oil and natural gas produced, net of production costs	(354,932)	(255,031)	(186,798)
Purchase of minerals in place	1,489,477	23,160	375,953
Sale of minerals in place	—	—	(154,963)
Extensions and discoveries	44,843	150,631	272,761
Changes in income taxes, net	(63,180)	—	1,947
Changes in prices and costs	(170,682)	(26,648)	(520,852)
Previously estimated development costs incurred	275,078	199,775	117,793
Net changes in future development costs	(133,098)	(16,219)	(16,074)
Revisions of previous quantities	(48,087)	(373,109)	(573,725)
Accretion of discount	171,820	177,223	226,371
Change in production rates and other	(17,456)	66,182	(31,937)
End of year	$2,911,987	$1,718,204	$1,772,240